Summary of accounting policies	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies [Abstract]
Summary of accounting policies

Note 2. Summary of Accounting Policies

The interim condensed consolidated financial statements of Oatly Group AB (publ) for the three and six months ended June 30, 2026 and 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting. The Group has prepared the financial statements on the basis that it will continue to operate as a going concern, and there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period. In forming this judgment the Group has taken into consideration principal conditions, events and assumptions in relation to the Group’s ability to meet its financial covenants and other obligations. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

The interim financial information reflects all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. The interim condensed consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the year ended December 31, 2025, as they do not include all the information and disclosures required in the annual consolidated financial statements. Interim results are not necessarily indicative of the results for a full year. The interim condensed consolidated financial statements are presented in thousands of U.S. dollars, unless otherwise stated.

New and Amended Standards and Interpretations Issued but not yet Adopted

In February 2026, the European Union endorsed IFRS 18 Presentation and Disclosure in Financial Statements, which is effective for annual reporting periods beginning on or after January 1, 2027. During the first half of 2026, the Group continued to assess the potential impacts of the new standard. The assessment has primarily focused on the presentation of the statement of profit or loss, disclosures relating to management-defined performance measures, and the requirements for aggregation and disaggregation of information in the financial statements. The Group currently expects that IFRS 18 will primarily affect the presentation and disclosures in the financial statements.

There are no other IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting standards”) that are expected to have a material impact on the Group in the current or future reporting periods or on foreseeable future transactions, other than those included in the 2025 Annual Report.